Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010:

	As of December 31, 2011				As of December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$9,290	$45,287	$—	$54,577	$70,000	$36,077	$—	$106,077
Foreign exchange contracts	—	6,147	—	6,147	—	677	—	677
	$9,290	$51,434	$—	$60,724	$70,000	$36,754	$—	$106,754
Liabilities:
Foreign exchange contracts	$—	$2,492	$—	$2,492	$—	$13,565	$—	$13,565
Interest rate contracts	—	—	—	—	—	2,663	—	2,663
Contingent Consideration	—	—	38,646	38,646	—	—	22,510	22,510
	$—	$2,492	$38,646	$41,138	$—	$16,228	$22,510	$38,738

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
For liabilities with Level 3 inputs, the following table summarizes the activity as of December 31, 2011:

(in thousands) (unaudited)	Fair Value Measurements Using Significant Unobservable Inputs (Level 3) Contingent Consideration
Beginning Balance at December 31, 2010	$22,510
Additions from acquisitions	24,885
Payments	(9,065)
Total loss included in earnings	253
Foreign currency translation	63
Ending balance at December 31, 2011	$38,646